Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Loss Allowance Provision

	Total	1–30	31–60	61–90	91–120	121+
	$	$	$	$	$	$

Expected loss rate		0.07%	0.10%	0.22%	0.43%	0.75%
Gross carrying amount	1,356.9	936.5	228.7	63.8	43.2	84.7

Loss allowance provision, end of the year	1.9	0.7	0.2	0.1	0.2	0.7

Summary of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities

The timing of undiscounted cash outflows relating to financial liabilities is outlined in the table below:

	Total	Less than 1 Year	1 to 3 Years	After 3 Years
	$	$	$	$

December 31, 2018
Trade and other payables	567.2	567.2	-	-
Long-term debt	935.4	49.1	196.7	689.6
Other financial liabilities	3.1	1.1	0.3	1.7

Total contractual obligations	1,505.7	617.4	197.0	691.3

December 31, 2017

Trade and other payables	704.6	704.6	-	-
Long-term debt	740.8	198.4	541.4	1.0
Other financial liabilities	10.9	1.8	7.5	1.6

Total contractual obligations	1,456.3	904.8	548.9	2.6